Debt	12 Months Ended
Jun. 30, 2013
Debt

NOTE 12 — DEBT

As of June 30, 2013, the total carrying value and estimated fair value of our long-term debt, including the current portion, were $15.6 billion and $15.8 billion, respectively. This is compared to a carrying value and estimated fair value of $11.9 billion and $13.2 billion, respectively, as of June 30, 2012. These estimated fair values are based on Level 2 inputs.

The components of our long-term debt, including the current portion, and the associated interest rates were as follows as of June 30, 2013 and 2012:

Due Date	Face Value June 30, 2013	Face Value June 30, 2012	Stated Interest Rate	Effective Interest Rate

	(In millions)

Notes

September 27, 2013	$1,000	$1,000	0.875%	1.000%
June 1, 2014	2,000	2,000	2.950%	3.049%
September 25, 2015	1,750	1,750	1.625%	1.795%
February 8, 2016	750	750	2.500%	2.642%
November 15, 2017 (a)	600	*	0.875%	1.084%
May 1, 2018 (b)	450	*	1.000%	1.106%
June 1, 2019	1,000	1,000	4.200%	4.379%
October 1, 2020	1,000	1,000	3.000%	3.137%
February 8, 2021	500	500	4.000%	4.082%
November 15, 2022 (a)	750	*	2.125%	2.239%
May 1, 2023 (b)	1,000	*	2.375%	2.465%
May 2, 2033 (c)	715	*	2.625%	2.690%
June 1, 2039	750	750	5.200%	5.240%
October 1, 2040	1,000	1,000	4.500%	4.567%
February 8, 2041	1,000	1,000	5.300%	5.361%
November 15, 2042 (a)	900	*	3.500%	3.571%
May 1, 2043 (b)	500	*	3.750%	3.829%

Total	15,665	10,750

Convertible Debt

June 15, 2013	0	1,250	0.000%	1.849%

Total	$15,665	$12,000

(a)	In November 2012, we issued $2.25 billion of debt securities.
(b)	In April 2013, we issued $1.95 billion of debt securities.
(c)	In April 2013, we issued €550 million of debt securities.
*	Not applicable.

As of June 30, 2013 and 2012, the aggregate unamortized discount for our long-term debt, including the current portion, was $65 million and $56 million, respectively.

Notes

The Notes are senior unsecured obligations and rank equally with our other unsecured and unsubordinated debt outstanding.

Convertible Debt

In June 2013, we paid cash of $1.25 billion for the principal amount of our zero coupon convertible unsecured debt and elected to deliver cash for the $96 million excess obligation resulting from the conversion of the notes. Each $1,000 principal amount of notes was convertible into 30.68 shares of Microsoft common stock at a conversion price of $32.59 per share. As of June 30, 2012, the net carrying amount of the convertible debt and the unamortized discount were $1.2 billion and $19 million, respectively.

In connection with the issuance of the notes in 2010, we entered into capped call transactions with certain option counterparties with a strike price equal to the conversion price of the notes. Upon conversion of the notes in June 2013, we exercised the capped calls. The bulk of the capped calls were physically settled by acquiring 29 million shares of our own common stock for $938 million. The remaining capped calls were net cash settled for $24 million.

Debt Service

Maturities of our long-term debt for each of the next five years and thereafter are as follows:

(In millions)

Year Ending June 30,

2014	$3,000
2015	0
2016	2,500
2017	0
2018	1,050
Thereafter	9,115

Total	$15,665

Interest on the notes is paid semi-annually, except for the euro-denominated debt securities on which interest is paid annually. Cash paid for interest on our debt for fiscal years 2013, 2012, and 2011 was $371 million, $344 million, and $197 million, respectively.

Credit Facility

In June 2013, we established a commercial paper program for the issuance and sale of up to $1.3 billion in commercial paper. As of June 30, 2013, we have not issued any commercial paper under this program.

In June 2013, we entered into a $1.3 billion credit facility, which will serve as a back-up for our commercial paper program. As of June 30, 2013, we were in compliance with the only financial covenant in the credit agreement, which requires us to maintain a coverage ratio of at least three times earnings before interest, taxes, depreciation, and amortization to interest expense, as defined in the credit agreement. The credit facility expires on June 24, 2018. No amounts were drawn against the credit facility since its inception.